RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 14 – RELATED PARTY TRANSACTIONS

Medical Related Consulting Services Revenue from Related Party

During the three months ended March 31, 2018 and 2017, medical related consulting services revenue from related party was as follows:

	Three Months Ended March 31, 2018	Three Month Ended March 31, 2017
Medical related consulting services provided to:
Shanghai Daopei (1)	$—	$66,286
	$—	$66,286

(1)	Shanghai Daopei is a subsidiary of an entity whose chairman is Wenzhao Lu, the major shareholder of the Company.

Accrued Liabilities and Other Payables – Related Parties

At March 31, 2018 and December 31, 2017, the Company owed David Jin, its shareholder, chief executive officer, president and board member, of $17,457 and $15,387, respectively, for travel and other miscellaneous reimbursements, which have been included in accrued liabilities and other payable – related parties on the accompanying condensed consolidated balance sheets.

At March 31, 2018 and December 31, 2017, the Company owed Yu Zhou, co-chief executive officer of GenExosome, of $8,024 and $24,540, respectively, for accrued payroll, travel and other miscellaneous reimbursements, which have been included in accrued liabilities and other payable – related parties on the accompanying condensed consolidated balance sheets.

Due to Related Party

In connection with the acquisition discussed in elsewhere in this report, the Company acquired Beijing GenExosome in cash payment of $450,000, which will be paid upon Beijing GenExosome recording the change in ownership with the Ministry of Commerce of the People’s Republic of China in accordance with the Interim Measures for Record Management regarding the Establishment and Change of Foreign-invested Enterprises (revised). On October 25, 2017, Dr. Yu Zhou, the former sole shareholder of Beijing GenExosome, was appointed to the board of directors of GenExosome and served as co-chief executive officer of GenExosome. As of March 31, 2018 and December 31, 2017, the unpaid acquisition consideration of $450,000 was payable to Dr. Yu Zhou, co-chief executive officer and board member of GenExosome, and reflected as due to related parties on the accompanying condensed consolidated balance sheets.

Real Property Management Agreement

The Company pays a company, which is controlled by Wenzhao Lu, the Company’s major shareholder and chairman of the Board of Directors, for the management of its commercial real property located in New Jersey. The monthly property management fee is $5,417. The term of the property management agreement is two years commencing on May 5, 2017 and will expire on May 4, 2019. For the three months ended March 31, 2018 and 2017, the management fee related to the property management agreement amounted to $16,251.

Shares Authorized

The Company is authorized to issue 10,000,000 shares of preferred stock and 490,000,000 shares of common shares with a par value of $0.0001 per share.

There are no shares of its preferred stock issued and outstanding as of March 31, 2018 and December 31, 2017.

There are 70,278,622 shares of its common stock issued as of March 31, 2018 and December 31, 2017.

There are 69,758,622 and 70,278,622 shares of its common stock outstanding as of March 31, 2018 and December 31, 2017, respectively.

NOTE 14 – RELATED PARTY TRANSACTIONS

Medical Related Consulting Services Revenue from Related Parties and Accounts Receivable – Related Parties

During the years ended December 31, 2017 and 2016, medical related consulting services revenue from related parties was as follows:

	Year Ended December 31, 2017	Year Ended December 31, 2016
Medical related consulting services provided to:
Beijing Nanshan (1)	$155,035	$162,500
Shanghai Daopei (2)	67,576	313,946
Hebei Yanda (3)	—	140,000
	$222,611	$616,446

(1)	Beijing Nanshan is a subsidiary of an entity whose chairman is Wenzhao Lu, the major shareholder of the Company.

(2)	Shanghai Daopei is a subsidiary of an entity whose chairman is Wenzhao Lu, the major shareholder of the Company.

(3)	Hebei Yanda is a subsidiary of an entity whose chairman is Wenzhao Lu, the major shareholder of the Company.

Accounts receivable – related parties, net of allowance for doubtful accounts, at December 31, 2017 and 2016 amounted to $0 and $70,228, respectively, and no allowance for doubtful accounts is deemed to be required on its accounts receivable – related parties at December 31, 2017 and 2016.

Accrued Liabilities and Other Payables – Related Parties

At December 31, 2017 and 2016, the Company owed David Jin, its shareholder, chief executive officer, president and board member, of $15,387 and $6,278, respectively, for travel and other miscellaneous reimbursements, which have been included in accrued liabilities and other payable – related parties on the accompanying consolidated balance sheets.

At December 31, 2017 and 2016, the Company owed Meng Li, its shareholder, chief operating officer and board member, of $0 and $309, respectively, for travel and other miscellaneous reimbursements, which have been included in accrued liabilities and other payables – related parties on the accompanying consolidated balance sheets.

On October 17, 2016, the Company entered into a lease for office space in New Jersey with a related party (the “AHS Office Lease”). Pursuant to the AHS Office Lease, the monthly rent was $1,000. The AHS Office Lease was terminated in August 2017. As of December 31, 2017 and 2016, the accrued and unpaid rent expense related to this AHS Office Lease amounted to $0 and $2,000, respectively, which was included in accrued liabilities and other payables – related parties on the accompanying consolidated balance sheets.

At December 31, 2017, the Company owed Yu Zhou, co-chief executive officer of GenExosome, of $24,540 for December 2017 accrued payroll, travel and other miscellaneous reimbursements, which have been included in accrued liabilities and other payable – related parties on the accompanying consolidated balance sheets.

Due to Related Parties

From time to time, David Jin, shareholder, chief executive officer, president and board member of the Company, provided advances to the Company to supplement its working capital needs. Those advances are short-term in nature, non-interest bearing, unsecured and payable on demand. During the year ended December 31, 2017, the Company repaid $500 working capital advance to David Jin. As of December 31, 2017 and 2016, the working capital advance balance was $0 and $500, respectively, which was reflected as due to related parties on the accompanying consolidated balance sheets.

From time to time, Meng Li, shareholder, chief operating officer and board member of the Company, provided advances to the Company to supplement its working capital needs. Those advances are short-term in nature, non-interest bearing, unsecured and payable on demand. During the year ended December 31, 2017, the Company repaid $87,650 working capital advance to Meng Li. As of December 31, 2017 and 2016, the working capital advance was $0 and $87,650, respectively, which was reflected as due to related parties on the accompanying consolidated balance sheets.

From time to time, Wenzhao Lu, major shareholder and chairman of the Board of Directors of the Company, provided advances to the Company to supplement its working capital needs. Those advances are short-term in nature, non-interest bearing, unsecured and payable on demand. During the year ended December 31, 2017, the Company received working capital advance from Wenzhao Lu of $20,000 and repaid $29,000 to him. As of December 31, 2017 and 2016, the working capital advance was $0 and $9,000, respectively, which was reflected as due to related parties on the accompanying consolidated balance sheets.

During the year ended December 31, 2017, the Company received advance from a company, which is controlled by Wenzhao Lu, the Company’s major shareholder and chairman of the Board of Directors of the Company, of $190,000 for general working capital purpose. The advance is unsecured, non-interest bearing and repayable on demand, and repaid in full in year 2017.

In connection with the acquisition discussed in Note 1 and Note 4, the Company acquired Beijing GenExosome in cash payment of $450,000, which will be paid upon Beijing GenExosome recording the change in ownership with the Ministry of Commerce of the People’s Republic of China in accordance with the Interim Measures for Record Management regarding the Establishment and Change of Foreign-invested Enterprises (revised). On October 25, 2017, Dr. Yu Zhou, the former sole shareholder of Beijing GenExosome, was appointed to the board of directors of GenExosome and served as co-chief executive officer of GenExosome. As of December 31, 2017, the unpaid acquisition consideration of $450,000 was payable to Dr. Yu Zhou, co-chief executive officer and board member of GenExosome, and reflected as due to related parties on the accompanying consolidated balance sheets.

Distribution to AHS’s Founders

On September 14, 2016, AHS entered into a stock purchase agreement (the “September Agreement”) to acquire 1,500,000 shares of restricted common stock (the “Control Shares”) of Global Technologies Corp., which subsequently changed its name on October 18, 2016 to Avalon GloboCare Corp., for a purchase price of $230,000. Upon purchase of the Control Shares, AHS beneficially owned shares of common stock representing control of Global Technologies Corp.. AHS subsequently assigned the Control Shares to its three founders resulting in Wenzhao Lu receiving 900,000 shares, David Jin receiving 450,000 shares and Meng Li receiving 150,000 shares. AHS recorded the assignment as a distribution to its founders/owners with a corresponding debit to additional paid-in capital of $230,000, which was treated as a return of capital in the equity accounts and was recorded as a reduction in additional paid-in capital.

Operating Lease

On October 17, 2016, AHS entered into a lease for office space in New Jersey with a related party (the “AHS Office Lease”). Pursuant to the AHS Office Lease, the monthly rent is $1,000. The AHS Office Lease was terminated in August 2017. For the years ended December 31, 2017 and 2016, rent expense related to the AHS Office Lease amounted to $8,000 and $2,000, respectively.

Real Property Management Agreement

The Company pays a company, which is controlled by Wenzhao Lu, the Company’s major shareholder and chairman of the Board of Directors, for the management of its commercial real property located in New Jersey. The monthly property management fee is $5,417. The term of the property management agreement is two years commencing on May 5, 2017 and will expire on May 4, 2019. For the year ended December 31, 2017, the management fee related to the property management agreement amounted to $43,336.